Stockholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		2 Months Ended		3 Months Ended		4 Months Ended		5 Months Ended	6 Months Ended		7 Months Ended		8 Months Ended		10 Months Ended
	Jan. 29, 2016	Jan. 30, 2015	Feb. 29, 2016	Feb. 19, 2015	Apr. 08, 2016	Apr. 07, 2016	May 02, 2016	Apr. 30, 2015	May 31, 2016	Jun. 30, 2016	Jun. 30, 2015	Aug. 10, 2016	Aug. 01, 2016	Sep. 09, 2016	Aug. 29, 2016	Oct. 31, 2016
Purchases of Treasury stock, value										$ 18,567
Restricted shares granted to non-executive directors					87,500
Restricted shares vested to non-executive directors					87,500
Stock compensation expense					$ 500					$ 510	$ 0
Common stock - dividend declared									$ 0.08	$ 0.08	$ 0.06			$ 0.08
Common stock - dividend paid				$ 0.06		$ 0.08				$ 0.08	$ 0.06	$ 0.08
Dividends per share declared - payment date									Aug. 10, 2016					Nov. 10, 2016
Dividends per share declared - record date									Aug. 03, 2016
8.75% Series D Preferred Shares
Preferred stock - dividend paid			$ 0.546875						$ 0.546875						$ 0.546875
Dividends paid on preferred shares										$ 3,719
Preferred stock dividend rate percentage										8.75%
8% Series B Preferred Shares
Preferred stock - dividend paid	$ 0.5	$ 0.5					$ 0.5	$ 0.5					$ 0.5			$ 0.5
Dividends paid on preferred shares										$ 2,000	$ 2,000
Preferred stock dividend rate percentage										8.00%
8.875% Series C Preferred Shares
Preferred stock - dividend paid	$ 0.555469	$ 0.555469					$ 0.555469	$ 0.555469					$ 0.55469			$ 0.55469
Dividends paid on preferred shares										$ 2,219	$ 2,219
Preferred stock dividend rate percentage										8.875%
Open market purchases for its common and/ or its preferred shares
Stock repurchase program										$ 20,000
Purchases of Treasury stock, shares										3,271,576
Purchases of Treasury stock, value										$ 18,567